AKERMAN SENTERFITT
One Southeast Third Avenue
28th Floor
Miami, Florida 33131

June 15, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attn: Filing Desk

Re:	BabyUniverse, Inc.
Registration Statement on Form S-1
Filed April 28, 2005
File No. 333-124395

Dear Madam or Sir:

     We enclose Amendment No. 1 (“Amendment No. 1”) to the above-referenced Registration Statement for filing on behalf of BabyUniverse, Inc. (the “Company”). Amendment No. 1 has been marked to reflect changes to the Registration Statement on Form S-1, which was filed on April 28, 2005.

     Provided below is the Company’s item-by-item response to the Commission staff’s comment letter dated May 27, 2005. Please note that for the convenience of the staff we have recited each comment in boldface type and provided the response to each comment immediately thereafter. The Company believes that it has fully responded to the staff’s comments.

General

1.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range and related information based on a bona fide estimate of the public offering within that range. Please allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

The staff’s comment is noted. The Company will include all information that it is not entitled to omit under Rule 430A substantially in advance of the distribution of the preliminary prospectus.

Securities and Exchange Commission
June 15, 2005

2.	Please provide support for the qualitative and comparative statements contained throughout your prospectus. We note a few examples:

•	“We are a leading online retailer of brand name baby, toddler and maternity products in the United States,” page 1;

•	“As the number of women using the Internet to conduct commerce grows, we believe that we are well positioned to be their online retailer of choice for their pregnancy and newborn needs,” page 1;

•	"[t]he market is large and stable, and is supported by approximately four million new babies born each year,” page 1;

•	“We believe that we are one of the largest online retailers of baby, toddler and maternity products in terms of product offerings and revenues,” page 35; and

•	“Management believes that our industry generates annual revenues in excess of $25 billion,” page 45.

To the extent the statement represents management’s belief, please tell us the basis for that belief. Please mark your supplemental support or provide page references in your response to the sections you rely upon for each specific statement. To the extent you are unable to provide support, please delete the qualitative and comparative statement. Please revise throughout your prospectus as necessary.

First Bullet Point: The Company believes that there are two e-tailers that specialize in the sale of brand name baby, toddler and maternity products in the United States that are larger than the Company: Babies R Us and BabyCenter. Babies R Us is a subsidiary of Toys R Us. Toys R Us reported online sales of $366 million in 2004. The Company estimates that approximately $100 million of these sales are generated through www.babiesrus.com. BabyCenter is owned by Johnson and Johnson, which does not report separate results for its BabyCenter website. Based on the Company’s discussions with vendors and manufacturers in the baby-products industry, it estimates that BabyCenter’s annual sales are approximately $60 million. Furthermore, the Company offers substantially more products for sale than are available from Babies R Us at www.babiesrus.com or from www.babycenter.com. Recent estimates by Internet Retailer magazine place the Company as the fourth largest e-tailer that specializes in the sale of brand name baby, toddler and maternity products, behind Babies R Us, BabyCenter and BabyAge. The Company has direct knowledge from the owners of BabyAge that the estimates for BabyAge’s sales in this study are high and that BabyAge is a smaller competitor than the Company. The Company also has direct knowledge of the annual revenues of other key competitors and has confirmed such revenues

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June 15, 2005

to be less than those of the Company. Finally, a Future Now, Inc. 2004 Online Retail Study for Customer Focused Excellence found that the Company was the second leading website in terms of customer excellence in the Children / Toys category. This study is being supplementally provided to the staff as Exhibit A.

Second Bullet Point: The Company believes that it offers more baby, toddler and maternity products than any other online retailer, and that it provides exemplary customer service as evidenced by the Company’s recognition in Future Now, Inc’s 2004 Online Retail Survey for Customer Focused Excellence. Thus, the Company believes that it is well positioned to be women’s online retailer of choice for their pregnancy and newborn needs.

Third Bullet Point: The National Vital Statistics Report published by the U.S. Department of Health and Human Services, which is being supplementally provided to the staff as Exhibit B, details that the number of births in 2002 was 4,021,726, which was virtually unchanged from the prior year. The publication by American Baby Group citing the National Center for Health Statistics 2002, which is being supplementally provided to the staff as Exhibit C, details birth rates from 1998 to 2002 as being approximately 4 million per year. Thus, the Company concludes that the market is large and stable and supported by over 4 million births per year.

Fourth Bullet Point: Please see “First Bullet Point” above. In addition, the Company occasionally reviews the websites of its competitors and has determined that it offers more products than any competitor it has reviewed.

Fifth Bullet Point: A synopsis of a report by Packaged Facts, a division of MarketResearch.com, which is being supplementally provided to the staff as Exhibit D, identifies a baby products market of $28.5 billion (comprised of a $12 billion infant, toddler and preschool clothing market, a $9.7 billion infant, toddler and preschool home furnishings and toys market, and a $6.8 billion babycare supplies market). Additionally, we have also supplementally provided as Exhibit E an excerpt from the 2004 USDA Expenditures on Children by Families report. This report indicates that a middle income family spends about $1,440 annually on Clothing and Miscellaneous categories for children between the ages of 0 and 5 years. By assuming that there are approximately 4 million children born in the US each year, and therefore 20 million children between the ages of 0 and 5, we estimate that the baby and children’s market for clothing and miscellaneous items is $28.8 billion. This analysis ignores the substantial market for children’s furniture and furnishings, which is a component of the USDA’s Housing category. This analysis also ignores gifts or other purchases by non-family members.

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June 15, 2005

The following information is also being provided supplementally to the staff in support of other statements made throughout the document:

1. Page 35, second paragraph: “According to the US Department of Commerce, the total online market for consumer products grew at a compound annual growth rate of 25.4% from $28 billion in 2000 to $69.2 billion in 2004. During this time period, the percentage of retail sales occurring online in the United States compared to total retail sales in the United States has increased from 0.9% in 2000 to 1.9% in 2004.” See Exhibit F.

2. Page 35, second paragraph: “eMarketer, Inc., a leading aggregator of online research reports, predicts that online retail sales will rise to $121 billion by 2007, or 2.9% of total retail sales.” See Exhibit G.

3. Page 35, second paragraph: “In addition, independent reports, including a May 2005 study by Forrester Research and a May 2005 report by eMarketer, have indicated that women are becoming a more powerful driver of this growth in online purchasing activity.” See Exhibits H and I.

4. Page 36, first paragraph: “According to the United States Department of Commerce, U.S. online retail sales in 2004 were $69.2 billion, an increase of 23.5% from 2003. By comparison, total retail sales increased 7.8% in 2004. Online retail has been steadily increasing...representing 0.9% of total retail sales in 2000 and 1.9% in 2004.” See Exhibit F.

5. Page 36, third paragraph: “According to eMarketer, women accounted for approximately 52% of all Internet users in 2004, a significant increase from approximately 35% in 1997.” See Exhibit J.

6. Page 36, fourth paragraph: “A February 2004 article in the Wall Street Journal indicated that in the fourth quarter of 2003, women made up 62% of online purchases, an increase from 52% in the fourth quarter the year before.” See Exhibit K.

7. Page 36, fourth paragraph: “A recent study commissioned by Yahoo! and Starcom MediaVest Group further found that 58% of women cite the ability to shop 24 hours a day as the most compelling reason to purchase online.” See Exhibit L.

8. Page 40, second paragraph: “According to the 2003 Baby Products Tracking Study conducted by David Burnett & Associates, an estimated 73% of first-time moms register for baby gifts.” See Exhibit M.

Securities and Exchange Commission
June 15, 2005

Cover Page

3.	Please delete the sentence, “We are selling all of the shares offered,” as selling shareholders may sell in the offering pursuant to the underwriter’s over-allotment option.

The referenced language has been deleted from the cover page of the prospectus in Amendment No. 1.

Table of Contents, page i

4.	We note your representation that some of the information in the registration statement is based on independent industry publications and that you have not verified the accuracy of the information. Please note that you are responsible for the entire content of the registration statement and cannot include language that can be interpreted as a disclaimer of the information contained in the filing. Please revise.

The disclaiming language has been deleted from page (i) of Amendment No. 1.

Inside Front and Outside Back Cover Pages

5.	Please provide us with copies of all graphics and artwork that you will include in your prospectus.

The staff’s request is noted. The graphics and artwork will be provided substantially in advance of the distribution of the preliminary prospectus.

Prospectus Summary, page 1

6.	Please note that the summary is merely intended to provide a brief overview of the key aspects of the offering. In its current form, your summary appears lengthy and repeats much of the information fully discussed in your business section. Please revise accordingly. See Instruction to Item 503(a) of Regulation S-K. To the extent you retain limited amounts of disclosure, please consider the applicability of comments issued in the business section.

The summary has been revised to limit its length, to the extent practicable.

Overview, page 1

7.	We note your statement here in the summary and in the business section that you are a “leading” online retailer of brand name baby, toddler. . . . Based on your limited operating history and operations and the competitive environment in your industry, this statement appears inappropriate in the summary. Accordingly, please provide support for such claim or delete. If

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June 15, 2005

you retain this statement in the business section, please revise your disclosure to state that it is your belief and clearly disclose your relative industry position in a manner consistent with Item 101(c)(1)(x) of Regulation S-K, for example by quantifying your relative competitive position and naming any dominant competitors.

Please see the Company’s response to Comment No. 2 above. With regard to the Company’s leading status and limited operating history, the Company believes that since the Internet has a limited history all competitors in the industry have limited histories. Therefore, it is possible for the Company to have a limited history and still be a leader in the industry. The Business section has been revised as requested on page 35 of Amendment No. 1.

8.	We note your disclosure, “We consistently increased our revenues since inception and we are confident that we can continue to grow. . . .” Please balance your disclosure with your history of net losses, as reflected in the financial statements and in your disclosure in the second risk factor on page 6.

The disclosure has been revised on page 1 of Amendment No. 1 to add a balancing discussion of net income (loss).

External Growth Strategy, page 2

9.	Please revise to provide support for the promotional-type language you use in the summary. For example, we note your disclosure, “[o]ur sophisticated and seasoned management team and board of directors,” “[o]ur efficient and expandable business model,” “[o]ur well-defined growth strategy,” etc.

The disclosure has been revised on page 2 of Amendment No. 1 to further explain and substantiate our growth strategy.

Risk Factors, page 6

10.	Please revise your risk factor subheadings to concisely state the specific material risk to your company or investors and the consequences should that risk factor occur. Please avoid simply referring to a fact about your company or a future event in your subheadings. Furthermore, stating that the risk may “adversely affect” your business or that it would “harm your business and results of operations” does not adequately address the potential consequences. For example, the following risk factor subheadings should be revised accordingly:

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June 15, 2005

•	Our failure to meet customer expectations..., page 10;

•	The success of our business may depend..., page 11;

•	We may fail to successfully expand our fulfillment..., page 12; and

•	If we are unable to accurately manage..., page 13.

These are only a few examples. Please revise accordingly throughout.

The risk factor headings in Amendment No. 1 have been revised as requested on pages 10 – 13 of Amendment No. 1.

11.	In general, information that may be readily transferable to other offering documents or describes circumstances that may apply equally to other businesses that are similarly situated is generic immaterial information, which should not be included in your risk factor section. Please eliminate all generic or speculative disclosures from your risk factors section, or revise to state specific material risks to your particular company, or to the purchasers in this offering. For example, we note the following risk factors:

•	We expect our quarterly financial results . . ., page 6;

•	An increase in our expenses relative to our revenues . . ., page 7;

•	We may not succeed in continuing to establish . . ., page 9; and

•	In order to increase revenues and to sustain . . ., page 10.

If you elect to retain these risk factors in your prospectus, you must clearly explain how they specifically or uniquely apply to your company, industry, offering, etc. Again, these are only a few examples. Please revise accordingly throughout.

Generic risk factors have been deleted in Amendment No. 1. The Company believes, however, that the risk factors referenced in the third and fourth bullet points above are sufficiently specific to its business.

A competitor’s mirroring of our multiple website . . ., page 10

12.	As currently disclosed, the specific risk to you or the investor is unclear. Please briefly explain your multiple website marketing strategy. Furthermore, please concisely clarify how the execution of your acquisition strategy fits within your multiple website marketing strategy. Please also briefly explain what you mean when you claim that the ranking of your websites might be lowered.

Securities and Exchange Commission
June 15, 2005

The Company does not have a multiple website marketing strategy. Accordingly, the related risk factor has been deleted on page 10 of Amendment No 1.

Our failure to meet customer expectations with respect to price . . ., page 10

13.	Please expand your disclosure to explain how certain pricing changes have impacted your revenues, gross margins and net income. Furthermore, please describe how your pricing strategy presents a specific material risk to you or the investor going forward.

The requested disclosure has been added on page 9 of Amendment No. 1.

We rely exclusively on the sale of baby, toddler and maternity . . ., page 11

14.	Please expand your disclosure to quantify the percentage of revenues that are derived from the sale of luxury products.

The risk factor has been revised on pages 9 and 10 of Amendment No. 1 to remove the references to luxury products, as management has determined that this distinction is not meaningful.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 27

Critical Accounting Policies, page 28

15.	Please revise your disclosures to present a more robust discussion as to why these are critical accounting policies. Such disclosure should supplement, not duplicate, the description of accounting policies that are already disclosed in the notes to the financial statements. The disclosure should provide greater insight into the quality and variability of information regarding financial condition and operating performance. The discussion in Management’s Discussion and Analysis should present your analysis of the uncertainties involved in applying a principle at a given time or the variability that is reasonably likely to result from its application over time. Refer to Item V of Release No. 33-8350.

•	Discuss why management believes the accounting policy is critical;

•	Discuss how accurate your estimates and assumptions have been in the past, how much they have changed in the past and whether they are likely to change in the future; and

•	Include quantitative disclosure of your sensitivity to change based on other outcomes that are reasonably likely to occur and that would have a material effect on the company.

Securities and Exchange Commission
June 15, 2005

The Company has revised its disclosures for the Critical Accounting Policies related to Inventory, Valuation of Deferred Tax Assets, and Stock-based Compensation on pages 27-28 of Amendment No. 1.

16.	Please tell us why you do not consider your estimation process for sales discounts and returns to be a critical accounting policy. We may have further comment.

Allowance for sales returns is considered to be a critical accounting policy, as discussed within the Revenue Recognition category. Customers can return products for 30 days after purchase according to company policy. Estimated returns are determined using the Company’s historical return experience, and are adjusted by the following factors. The Company adjusts for the estimate of products sold during the past 30 days that have already been returned and recognized as of the balance sheet date. The Company also adjusts inventory for the value of such product returns.

17.	Please disclose the intrinsic value of your outstanding vested and unvested options based on the estimated initial public offering price for the options outstanding as of the most recent balance-sheet date and separately for options issued subsequent to the balance sheet date to the latest practicable date.

The staff’s request is noted. The requested disclosure will be added when the offering price range is determined.

Results of Operations, page 29

18.	In circumstances where you describe more than one business reason for a significant change between periods in key financial data or indicators, please quantify, in dollars, to the extent possible the incremental impact of each individual business reason on the overall change. For example, in your comparisons of operating results, quantify the impact on gross sales of each factor you identify: the increase in sales conversion rate from improvements in website design, increased web traffic from higher levels of advertising, expanded product offerings, and strong sales in car seat and bedding departments.

The staff’s comment is noted. Unfortunately there is no practical method of breaking the referenced data into the increments requested.

19.	Please include a tabular presentation of net sales revenues by product category (baby, toddler and maternity) and department (furniture, car seat, bedding) for the periods presented and provide a narrative discussion of the extent to which material changes are attributable to pricing, mix or volume

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of goods sold. Please refer to Release No. 33-8350 and Item 303(a)(3)(iii) of Regulation S-K.

The Company views the baby retailing industry to be focused on the sale of closely related groups of general baby products and believes that to further categorize and classify the products sold by the Company would not be material to an investor’s understanding of the Company’s business. In addition, we note that the Company’s larger competitors do not provide detailed disclosure regarding categories or classes of products in their public filings. To require such of the Company would risk significant competitive harm to the Company. Accordingly, no additional disclosure has been added regarding categories or classes of products. The discussion of results of operations classifies, to the extent practicable, the extent to which material changes are attributable to pricing, mix or volume.

20.	Please expand to provide comparative disclosure for net income (loss).

Comparative disclosure for net income (loss) has been provided on pages 30 – 31 of Amendment No. 1 as requested.

21.	As applicable, please describe any unusual or infrequent events or transactions or any significant economic changes that materially affected the amount of reported income from continuing operations and, in each case, please indicate the extent to which income was affected. Please also describe, as applicable, any known trends or uncertainties that have had or that you reasonably expect will have a material favorable or unfavorable impact on net sales or revenues or income from continuing operations. See Item 303(a)(3)(i) and (ii) of Regulation S-K. Please see also Release No. 33-8350 for additional guidance.

There were no significant unusual or infrequent events, or significant economic changes that materially affected reported income. The Company has provided additional discussion on page 30 of Amendment No. 1 of the trend of increasing use of the Internet for online purchasing by women, which trend has been reported on by market research firms eMarketer, Inc. and Forrester Research. In addition, the Company has added a discussion regarding the impact of changing fuel prices.

Quarterly Operations Data, page 32

22.	Please add per share data to quarterly results of operations.

Earnings per share data have been included in the table for quarterly results of operations on page 32 of Amendment No. 1.

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June 15, 2005

Liquidity and Capital Resources, page 33

23.	As currently disclosed, your disclosure under this section appears relatively brief. Accordingly, please expand your disclosure to fully address Items 303(a)(1) and (2) of Regulation S-K. In this regard, as applicable, please identify any known trends or any known demands, commitments, events or uncertainties that will result in or that are reasonably likely to result in your liquidity increasing or decreasing in any material way. Please also, as applicable, disclose any material commitments for capital expenditures as of the end of the latest fiscal period, and indicate the general purpose of such commitments. Furthermore, please disclose any known material trends, favorable or unfavorable, in your capital resources. Please indicate any expected material changes in the mix and relative cost of such resources. Please see Release No. 33-8350 for additional guidance.

The requested disclosures have been expanded on pages 33 – 34 of Amendment No. 1.

24.	In your description of the change in net cash provided by operating activities for 2004 as compared to 2003, please discuss all material factors contributing to the increase. For example, we note that you discuss the increase in net income as a primary factor, but also discuss other significant factors such as material changes in balance sheet accounts — specifically inventory and accounts payable — and the reason for these material changes.

Additional discussion of material changes in cash provided by operating activities has been included on page 33 of Amendment No. 1.

Uses of Funds, page 33

25.	We note your disclosure, “Since we are able to turn our inventory quickly, we experience a negative operating cycle that is a source of cash flow.” Please expand your disclosure to more specifically explain what you mean by a negative operating cycle that is a source of cash flow.

The disclosure has been expanded on page 33 of Amendment No. 1 to define negative operating cycle and to clarify its positive impact on working capital requirements and cash provided by operating activities.

Business, page 35

26.	Please disclose, for the last three fiscal years, the amount or percentage of total revenue contributed by any class of similar products, which accounted for 15% or more of your consolidated revenue. See Item 101(c)(1)(i) of Regulation S-K.

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June 15, 2005

Please see the Company’s response to Comment No. 19 above.

Overview, page 35

27.	We note your disclosure, “In addition, independent reports have indicated that women are becoming a more powerful driver of this growth in online purchasing activity.” Please disclose the name(s) of the independent reports to which you refer. Please note that the source(s) of statistical data or similar types of disclosure should be disclosed in your prospectus. Please revise here and throughout your prospectus as necessary.

The disclosure has been revised on page 35 of Amendment No. 1 to identify the independent reports as a May 2005 study by Forrester Research and a May 2005 report by eMarketer.

External Growth Strategy, page 38

28.	We note your extensive disclosure regarding your growth strategy and desire to engage in an acquisition. We also note your disclosure, “[w]e have previously engaged in discussions with several prospective acquisition candidates and developed a preliminary analysis of the potential strategic industry acquisition landscape.” Given your growth strategy, please expand your disclosure to describe generally the previous discussions, including a description of the type of candidates and why you did not go forward with the acquisitions.

The disclosure has been revised on page 38 of Amendment No. 1 to clarify that the preliminary discussions have focused on competitors that are smaller than the Company in terms of revenues and that the Company will pursue transactions, as appropriate, after the completion of this offering.

Fulfillment Operations, page 40

29.	Please expand your disclosure to fully describe each of the four ways in which you secure products in order to fulfill orders. Please also note that if you have entered into material arrangements or contracts with any individual or entity, the material terms of such arrangements or contracts should be disclosed in the prospectus. Please also note that any material contracts should be filed as exhibits to the prospectus as well. See Item 601(b)(10) of Regulation S-K.

The disclosure has been revised on pages 40-41 of Amendment No. 1 to more fully describe each of the four ways in which the Company secures products.

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Marketing and Advertising, page 41

30.	Please expand your disclosure under “Affiliate Program” to describe the commission arrangement with your web-marketing affiliate members.

The disclosure has been revised on page 41 of Amendment No. 1.

Competition, page 41

31.	Please expand your disclosure to discuss your competitive position in the industry and identify your principal methods of competition. See Item 101(c)(1)(x) of Regulation S-K.

The disclosure has been revised on pages 42-43 of Amendment No. 1 to further discuss the Company’s principal methods of competition. As the Company’s industry is highly fragmented, disclosure regarding the Company’s competitive position is not material.

Intellectual Property, page 43

32.	If material, please expand your disclosure to briefly describe the “other intellectual property rights” to which you refer. Furthermore, please briefly describe the “technologies and products” that you license from third parties, to the extent material.

The referenced “other intellectual property rights” and “technologies and products” are not deemed material to the Company’s business.

Management, page 45

33.	Please expand your business description of Robert Brown to disclose his business experience from 2002 to April 2005.

The disclosure has been revised on page 45 of Amendment No. 1 to clarify that Robert Brown was a private investor during the relevant time period.

Principal Shareholders, page 55

34.	We note your disclosure of the over-allotment option in note 1. Please revise to reflect the over-allotment option in the beneficial ownership table itself.

The table has been revised on page 55 of Amendment No. 1 to include the over-allotment option as a middle column.

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Underwriting, page 62

Commissions and Discounts, page 62

35.	We note your disclosure that you have agreed to issue warrants to the underwriter to purchase common shares at the closing of the offering. Please confirm that you are not registering the warrants and underlying shares in the offering. Please also expand your disclosure to clearly describe the issuance of the warrants and underlying shares in terms of this offering. Please see Manual of Publicly Available Telephone Interpretations, Section A, Securities Act Sections, No. 66.

Please be advised that the Company is not registering the warrants to be issued to the underwriters and underlying shares in this offering. Disclosure relating to the warrants has been expanded on pages 62 and 63 of Amendment No. 1.

Reserved Shares, page 63

36.	We note your disclosure that you will have a directed share program for "[c]ertain of our friends and certain individuals and entities with which we have a business relationship.” On a supplemental basis, please tell us the mechanics of how and when these shares will be offered and sold to persons in your directed share program. For example, please explain to us how you will determine the prospective recipients of reserved shares, particularly those you refer to as “certain of our friends.” Please tell us how and when they will indicate their interest in purchasing shares. Also, please tell us how and when you and the underwriters will contact the directed share investors, including the type(s) of communication you will use. When will the shares and money be exchanged? When do purchasers become committed to purchase their shares? How and when will the number of shares be determined? We may have further comment upon receipt of your supplemental response.

Please be advised that the Company intends to conduct a directed share offering, as described on page 63 of Amendment No. 1 (the “Program”).

The Company supplementally advises the Staff that the Company has selected GunnAllen Financial, Inc. (“GunnAllen”) to administer the Program. The Company will provide to GunnAllen the names and addresses of the potential participants in the Program, and GunnAllen will mail the Program materials and preliminary prospectus to the potential participants. The Program materials will include participation instructions, an indication of interest form, and forms for opening a brokerage account with GunnAllen. To comply with Rule 134(b)(1) under the Securities Act, these materials will contain a statement that no sales of the shares can occur, and that no offers to purchase the shares may be accepted,

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until the registration statement for the shares is declared effective. In addition, in accordance with Rule 134(d) under the Securities Act, the materials will contain a statement that indications of interest made under the Program create no obligation to purchase shares. Individuals who wish to express an indication of interest in the shares will be asked to complete an indication of interest form, specifying the number of shares requested and supplying information for compliance purposes. GunnAllen will use the information as its basis for evaluating the suitability of the proposed investment and application of applicable NASD rules. All prospective recipients will be required to purchase shares through a GunnAllen account. Individuals who do not have an account with GunnAllen will be required to open an account. No deposit or other amounts will be required to open a GunnAllen account. The deadline for expressing an indication of interest and opening an account will be approximately three to five days prior to pricing. Once the deadline expires, GunnAllen will provide the Company with the list of individuals who have completed the forms for participating in the Program, who have opened accounts, and who otherwise are eligible to purchase shares under the Program. The Company will then review this list and determine the actual allocation of shares among these prospective recipients.

Once the registration statement relating to the offering has been declared effective and the offering has been priced, GunnAllen will contact each prospective recipient who has been approved by the Company to purchase shares to inform such individual of the offering price of the shares and the maximum number of shares that such individual may purchase in the Program. The individual will be given the opportunity to purchase any portion of the shares allocated by the Company or to withdraw any outstanding indication of interest. If an individual decides to purchase shares, GunnAllen will orally confirm the sale, and mail a written confirmation of the purchase accompanied by a final prospectus. The Program is a part of the underwritten offering. Except for the selection of the recipients, the use of materials that specifically relate to the Program, and the process described above, the procedures for the Program are substantially the same as the procedures that the underwriters will use to offer securities to the general public.

A copy of the latest draft of the Program materials is being provided supplementally for the staff’s review as Exhibit N.

Electronic Distribution, page 63

37.	Please expand your disclosure under “Electronic Distribution” to discuss how the underwriter will ensure that the electronic distribution complies with Section 5 of the Securities Act. In particular, please address:

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•	the communication used;

•	the availability of the preliminary prospectus;

•	the manner of conducting the distribution and sale, such as the use of indications of interest or conditional offers; and

•	the funding of an account and payment of the purchase price.

Please also provide us with copies of all information concerning you or the prospectus that has appeared on the underwriter’s website. We may have further comment.

The Company has been informed by the underwriters that they do not plan to engage in the electronic offer, sale or distribution of the shares. In addition, no information concerning the Company or the prospectus has appeared on the underwriters’ websites. Accordingly, the section of the prospectus entitled “Underwriting – Electronic Distribution” has been deleted on page 64 of Amendment No. 1.

Consolidated Financial Statements, page F-1

General

38.	Please note the updating requirements of Rule 3-12 of Regulation S-X.

The updating requirements are noted. In this regard, the Company has included financial statements for the three month periods ending March 31, 2005 and 2004 in Amendment No. 1.

Consolidated Balance Sheets, page F-3

39.	We note in the ‘Description of Capital Stock’ on page 57 that you are authorized to issue 50,000,000 shares of common stock. We note from the consolidated balance sheets that you state there are 10,000,000 shares authorized. Please revise or advise us otherwise.

The 50,000,000 authorized shares set forth on page 57 of Amendment No. 1 reflect the Company’s amended and restated articles that will become effective immediately prior to the closing of the offering. The 10,000,000 number reflects the Company’s authorized shares as of March 31, 2005. The disclosure on page 57 of Amendment No. 1 has been revised to clarify this difference.

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Consolidated Statements of Operations, page F-4

40.	Please tell us your basis in GAAP, including examples of precedent, for including depreciation expense in ‘Other Expenses’ and not in ‘Operating Income.’ Cite the authoritative literature relied upon.

The Company has reclassified depreciation expense, as well as several other items of miscellaneous income and expense, above operating income in the Company’s Statement of Operations in accordance with Rule 5-03 of Regulation S-X.

Consolidated Statements of Cash Flows, page F-5

41.	Please tell us why it is appropriate to classify the ‘decrease in stockholder loans’ as an operating activity. According to paragraph 20.b. of FAS 95, repayments of amounts borrowed are generally classified as a financing activity. Please revise or advise us otherwise.

The line item “decrease in stockholder loans” has been eliminated from the Statement of Cash Flows. Since it is related to a non-cash financing activity, it is disclosed as a conversion of debt to equity in Note 4 – Stockholders’ Equity on page F-14 of Amendment No. 1.

42.	Please tell us why it is appropriate to classify the ‘increase in common stock from conversion of debt’ as an operating activity. According to paragraph 19.a. of FAS 95, proceeds from issuing equity instruments should be classified as a financing activity. In addition, conversion of debt to equity is generally reported in the related disclosures where the transaction is a non-cash financing activity. Refer to paragraph 32 of FAS 95. Please revise or advise us otherwise.

The line item “increase in common stock from conversion of debt” has been eliminated from the Statement of Cash Flows. As a non-cash financing activity, it is disclosed as a conversion of debt to equity in Note 4 – Stockholders’ Equity on page F-14 of Amendment No. 1.

Consolidated Statements of Shareholders’ Equity, page F-6

43.	Please advise us where you have reflected the issuance of stock for the debt converted in 2003. If as it appears that the ‘sale of common stock’ represents the conversion of debt into stock, please revise your characterization of the transaction to clarify. Further, please disclose the conversion terms on the promissory note, any changes to the conversion terms, and your accounting for the transaction. Include in your response an explanation of the settlement on outstanding debt recorded as other income.

Securities and Exchange Commission
June 15, 2005

The Company revised its characterization of the transaction from “Sale of Common Stock” to “Conversion of Promissory Note.” The additional disclosures requested are included in Note 4 – Stockholders’ Equity on page F-14 of Amendment No. 1.

The “Settlement of Outstanding Debt” identified in Other Income on the Statement of Operations in 2002 and 2003 was mislabeled, and was unrelated to the promissory note described above. These transactions related to the resolution of miscellaneous vendor transactions and have been properly re-classified as a reduction of the appropriate operating expenses.

Note 2 — Summary of Significant Accounting Policies, page F-7

Principles of Consolidation, page F-7

44.	Please expand to disclose your policy for determining inclusion and exclusion of subsidiaries in your consolidated financial statements. If your consolidated subsidiaries are wholly-owned, please revise to indicate that fact. Refer to Rule 3A-03 of Regulation S-X.

The Principles of Consolidation disclosure has been expanded and clarified regarding consolidated subsidiaries on page F-7 of Amendment No. 1.

Gift Certificates Liability, page F-8

45.	Please revise to clarify your basis for recognizing unredeemed certificates older than one year as revenue. In this regard please address whether the unredeemed gift cards are subject to escheatment and expiration dates. Further, please tell us what consideration was given to classifying cash received on unredeemed gift cards as other income instead of revenue since no exchange or sale of merchandise has occurred.

The disclosure for Gift Certificates Liability in Note 2 on pages F-8 and F-9 of Amendment No. 1 – Significant Accounting Policies, has been revised and clarified. Gift certificates do not contain an expiration date and are not subject to Florida escheatment laws. Prospectively, the Company will record cash received on unredeemed gift certificates as other income rather than as revenue. The amounts previously recorded as revenue are immaterial.

Revenue Recognition, page F-9

46.	Please clarify when revenue is recognized. We note your disclosure that revenue is recognized at the time the product is delivered to the customer. Tell us if revenue is recognized at the time of shipment or actual delivery to the customer.

Securities and Exchange Commission
June 15, 2005

Revenue is recognized at the time of shipment, when products are delivered to the shipping carrier, based on FOB shipping point terms.

47.	For drop ship sales transactions, support your assertion that you do not act as an agent for your suppliers. Please address the indicators of gross reporting in paragraphs 7-14 of EITF 99-19 and the indicators of net reporting in paragraphs 15-17 of EITF 99-19. In addition, please quantify the revenues and gross margins from drop ship locations for all periods presented.

The Company’s drop ship transactions are characterized by the following factors: The Company is the primary party obligated in these transactions. As such, the Company purchases product from drop shippers at the time of sale. Similarly, the Company charges customers for the purchase, and any payment charge backs are the Company’s responsibility. The Company also maintains a customer support center to resolve order, shipping and product related problems. The Company is subject to inventory risk since product returns by customers are shipped directly to it, not to drop shippers. The Company also retains complete latitude in establishing prices and selecting suppliers. As a result, revenue associated with drop ship transactions is recorded gross, which the Company believes is consistent with the essential criteria of EITF No. 99-19.

Revenues from drop ship locations for all periods presented is as follows:

		Year ended		Three months
	December 31,			ended
	2002	2003	2004	March 31, 2005
Revenue	$1,606,397	$3,798,129	$5,993,083	$1,875,178

48.	We consider your discounts and sales returns reserve to be a valuation or qualifying account within the meaning of Rule 5-04 of Regulation S-X. Accordingly, please include Schedule II -Valuation and Qualifying Accounts in your next amendment. See Rules 5-04 and 12-09 of Regulation S-X. We may have further comment upon review of the Schedule.

The Company has not recorded a Valuation Allowance for Sales Returns due to immateriality, and therefore Schedule II – Valuation and Qualifying Accounts is not provided.

Securities and Exchange Commission
June 15, 2005

Advertising, page F-9

49.	You state in ‘Business’ that “we intend to mitigate these limitations by pursuing co-op, or other forms of partnered offline advertising.” We note from the ‘Advertising’ section of ‘Significant Accounting Policies’ that you expense all advertising costs as incurred. If you currently engage in any cooperative advertising programs, buy down programs, or make other payments to resellers, please disclose your accounting policy for each of these types of arrangements, including the statement of operations line item in which each type of arrangement is included. For each type of arrangement treated as an expense rather than as a reduction of net sales, please tell us how this type of arrangement meets the requirements in EITF 01-9. For each expense line item that includes these types of arrangements, please disclose the related amounts included in that line item. Please also discuss in Management’s Discussion and Analysis any significant estimates resulting from these arrangements.

The Company does not engage in any cooperative advertising programs, slotting fees, buy down programs, or similar advertising arrangements, or make other payments to resellers. Consequently, the Company does not have any applicable accounting policies or estimates related to such matters to disclose in Management’s Discussion and Analysis. All advertising is expensed in the period in which it is incurred. In the “Business” section noted, the Company attempted to convey its intention to explore such advertising arrangements in the future to mitigate our risk in committing to offline advertising without the ability to track the resultant revenues generated by such advertising.

Accounting for Stock Based Compensation, page F-9

50.	We note you have a stock option plan that permits shares to be granted through the issuances of options. Please disclose the following information.

•	For the most recent fiscal year to the latest practicable date, a listing of options or other equity instruments granted to employees that indicates the date of grant/issuance, the exercise/purchase price and the amount of deferred compensation recorded on each grant/issuance;

•	Objective evidence of fair value of the underlying shares supporting the options or share grants. Such information would include independent appraisals obtained prior to option grants or any other information that supports your determination of fair value. Indicate whether the valuation used to determine the fair value of the equity instruments was contemporaneous or retrospective;

Securities and Exchange Commission
June 15, 2005

•	A time line of company specific events that supports the relative increase/decrease in fair value of your equity securities based on company specific milestones or other economic events. Note this time line should culminate in the offering range initially discussed and currently discussed; and

•	Any other pertinent information necessary for the staff to make an independent evaluation of your judgments/estimates surrounding the issue of stock compensation.

We may have further comment upon review of your response.

No options have been issued to employees during the most recently completed fiscal year or the current fiscal year to the latest practicable date.

The following is a summary of options and other equity grants issued to directors, advisory board members and employees during the most recently completed fiscal year:

Options to purchase 49,380 shares of Common Stock issued to Michael Bay on October 1, 2004 at an exercise price of $1.34 with an expiration date of October 1, 2014. No deferred compensation recorded.

Options to purchase 49,380 shares of Common Stock issued to Dan Marino on October 1, 2004 at an exercise price of $1.34 with an expiration date of October 1, 2014. No deferred compensation recorded.

Options to purchase 49,380 shares of Common Stock issued to Carl Stork on October 1, 2004 at an exercise price of $1.34 with an expiration date of October 1, 2014. No deferred compensation recorded.

Options to purchase 49,380 shares of Common Stock issued to John Nichols on January 18, 2005 at an exercise price of $6.60 with an expiration date of January 18, 2015. No deferred compensation recorded.

40,000 shares of restricted stock issued to Robert Brown on April 26, 2005. No deferred compensation recorded.

31,000 shares of restricted stock issued to Curtis Gimson on April 26, 2005. No deferred compensation recorded.

Prior to October of 2004, the Company was a quickly growing but largely unprofitable B2C ecommerce company. In 2003, the Company had lost approximately $200,000, and it had net income of approximately $92,000 through the first nine months of 2004. While its management believed that the Company would soon record an annual profit, and that its business plan was sound with continued prospects for organic growth, the Company had scarce opportunities to generate liquidity for its

Securities and Exchange Commission
June 15, 2005

shareholders. Notwithstanding the investment banking experience of the Company’s Chairman, the Company was unable to attract either financial buyers or strategic buyers to become interested in the Company. The Company was also unsuccessful in its attempts to engage a credible investment bank to represent the Company in its pursuit of strategic alternatives.

Given the apparent absence of strategic alternatives for the stand-alone BabyUniverse, the Board of Directors adopted an expanded strategic plan for the Company that would better create value for its shareholders. Beyond the continued effort to grow the core BabyUniverse business, the Company would aggressively recruit new directors and new senior management personnel to support an large-scale e-commerce consolidation strategy.

Please see the attached appraisal of the valuation of the Company attached as Exhibit O. This appraisal is retrospective for its appraisal of the valuation of the Company as of October 1, 2004. The valuation as of October 1, 2004 was $3,618,192, or $1.22 per share.

In October of 2004, the Company began to add valuable resources to its Board of Directors and its Board of Advisors. Mr. Carl Stork was added to its Board of Directors, and Mr. Dan Marino and Mr. Michael Bay were added to its Board of Advisors. The Company issued options to Mr. Stork, Mr. Marino and Mr. Bay at a valuation of approximately $4,000,000, which was in excess of 10 times forward EBITDA. The Company believed a ‘10-X’ valuation to be a high valuation for a privately held company such as BabyUniverse, but the Company wanted to be sure that these individuals were rewarded only for meaningful increases to the value of the Company.

In January of 2005, Mr. Jonathan Teaford joined the Company as an Executive Vice President and Mr. John Nichols joined its Board of Directors. This expanded management and leadership team developed a significant enhancement to the Company’s business plan by focusing on growth through acquisition. After analyzing existing competition and the market for baby products online, this team decided that the opportunity existed for the Company to consolidate a significant portion of the online baby and women-related products industry. This plan has the potential to generate significantly more growth than the Company’s existing organic growth model. The prospects for a company that can grow at both the impressive BabyUniverse organic rate, and can enhance that growth with acquisition growth, made the Company attractive to investors and to Investment Banks.

In light of these advancements, and the improved dialogue that was developing with the investment banking community, the Company issued options to Mr. Nichols to purchase stock in the Company at an increased valuation of approximately $20 million in January of 2005.

Securities and Exchange Commission
June 15, 2005

In late January of 2005, the Company first discussed a potential meeting with GunnAllen Financial to discuss an initial public offering that would finance the above-outlined plan. In the second week of February 2005, the Company first presented to GunnAllen at their offices in Tampa, Florida. The combination of the Company’s organic growth strategy, the acquisition strategy and the Company’s leadership were specifically cited as GunnAllen subsequently agreed to underwrite the IPO.

In April of 2005, Mr. John Textor joined the Company as its CEO, Mr. Robert Brown joined as its CFO and Mr. Curtis Gimson joined its Board of Directors. By the end of April, the management team of the Company was significantly more accomplished than it was in October of 2004.

In summary, the expanded management and leadership team is responsible for a significant enhancement to the Company’s business plan and shareholder value opportunity. Prior to the expansion of the Board of Directors and senior management team, the Company had no ability to define and execute a dual strategy of organic growth and acquisition growth. Without the sponsorship of proven business leaders, the Company was not able to attract the investment banking (or investor) support to finance such a strategy through a public offering.

51.	The disclosed range of exercise prices from $0.1401 to $12.75 is considered wide under the guidelines of FAS 123 paragraph 48, as the highest exercise price exceeds 150% of the lowest exercise price. Therefore, please segregate the exercise prices into ranges that are more meaningful for assessing the number and timing of additional shares that may be issued and the cash that may be received as a result of option exercises, or advise us otherwise.

The Company has segregated the option exercise prices into ranges that are more meaningful on page F-11 of Amendment No. 1.

52.	In the summary of outstanding stock options, there are 736,145 stock options outstanding at December 31, 2004. However, in your description of the Stock Incentive Plan, you state that, “an aggregate of 440,959 shares of common stock are reserved for issuance under the Stock Incentive Plan . . . outstanding options to purchase a total of 60,900 shares of our common stock were held by participants under the Stock Incentive Plan.” Please advise us on the difference or advise us otherwise.

The summary of outstanding stock options reflected the correct status of outstanding stock options as of December 31, 2004. The description of the Stock Incentive Plan in the last paragraph of Accounting for Stock-Based Compensation related to stock option data as of April 26, 2005, and has been eliminated for clarity on page F-11 of Amendment No. 1.

Securities and Exchange Commission
June 15, 2005

Net Earnings (Loss) per Share, page F-11

53.	For the years ending December 31, 2003 and 2002, please disclose the total number of additional shares that could potentially dilute basic EPS in the future, by type of potentially dilutive security, that were not included in the computation of diluted EPS because inclusion thereof would have been antidilutive. See paragraph 40.c of FAS 128.

The required disclosure has been presented in Note 7 — Net Income (Loss) Per Share on page F-15 of Amendment No. 1.

Recently Issued Accounting Pronouncements, page F-12

54.	We note that the adoption of SFAS No. 123R is expected to have a material impact on the Company’s financial statements. Please disclose the potential impact of other significant matters that the registrant believes might result from the adoption of the standard. See SAB Topic 11:M.

The Company has added the following disclosure statement on page F-13 of Amendment No. 1: “When the specific impact of SFAS No. 123R is determined, we may consider implementing modifications to our long-term compensation plans, including adopting alternative compensation arrangements. We are not presently aware of any other significant matters that might result from adoption of the standard.”

Note 3 — Fixed Assets, page F-12

55.	We note that you have included software development as part of property and equipment. Tell us whether you purchased this software from a third party or whether the software was developed by you or a third party specifically for your use. If you have developed software for internal use, tell us how you account for the costs related to the software and how you considered SOP 98-1 and EITF 00-2 in the capitalization of software costs. Please ensure that your response includes the stage of software development, the anticipated service date, the eventual use of the software, and how the type of costs incurred qualifies for capitalization under these standards.

The Company has capitalized certain costs of two distinct software projects in accordance with the accounting required under AICPA SOP 98-1 and EITF 00-2. The first software project (Software “A”) was developed internally for internal use and was ready for use in December 2004. The costs of planning, conceptual formulation and design were expensed as incurred. The Company has only capitalized payroll costs during the development phase of the project. The capitalized payroll costs were incurred for employees directly involved with the development of the software and who devoted significant time to this software

Securities and Exchange Commission
June 15, 2005

project. The Company believes these costs are properly capitalized under the guidelines of SOP 98-1. The Company began to amortize these costs in December 2004 over a sixty-month period. The use of Software “A” allows different subsidiaries and/or acquired companies to access its central database.

The second software project (Software “B”) was purchased from a third party and is being modified internally with the company’s employee and outside consultants. The Company expects the first module will be in service in July 2005. The costs of planning, conceptual formulation, design and the evaluation of possible project alternatives were expensed as incurred. The Company only capitalized payroll costs and consulting fees during the development phase of the project. The capitalized payroll costs and consulting fees were incurred for employees and outside consultants directly associated with the development of the software and devoting significant time to this software project. The Company believes these costs are properly capitalized according to SOP 98-1. The Company expects to start to amortize these costs in July 2005 over a sixty-month period. The eventual use of Software “B” will integrate all accounting, fulfillment, warehouse, receiving inventory and customer service functions of the company.

Note 4 — Stockholders’ Equity, page F-13

56.	We note that you granted stock warrants in exchange for merchandise for resale. Tell us how you considered paragraph 8-10 of FAS 123 when valuing these warrants. Note 6 — Income Taxes, page F-14.

As noted, the Company characterized the transaction in question as warrants granted “in exchange for merchandise for resale” in the first paragraph of Note 4 – Stockholders’ Equity. In fact, the warrants were granted to induce the Company’s fulfillment partner in California to execute a fulfillment contract dated December 28, 2001. The fair value of the warrants granted was more reliably measurable, in the Company’s opinion, than the estimated value of net benefits associated with the warrants to be derived by the Company from the fulfillment agreement, over and above the Company’s monetary obligations pursuant to the contract. The estimate of the fair value of the warrants granted was determined through use of an option pricing model. The measurement date of the fair value of the warrants was December 28, 2001, the date on which the fulfillment agreement was executed. The warrants granted are exercisable at 20% per year during the five year life of the contract, and the right to exercise each year’s vested portion expires within 12 months of vesting. The fair value of the warrants was determined to be immaterial (less than $2,000 to be recognized over five years), and they were alternatively accounted for in accordance with the disclosure requirements of SFAS No. 123. The original wording in the first paragraph of Note 4 – Stockholders’ Equity, was revised to more clearly characterize the transaction on page F-13 of Amendment No. 1.

Securities and Exchange Commission
June 15, 2005

Note 6 – Income Taxes, page F-14

57.	Please ensure that your footnote includes the disclosure requirement in paragraphs 41-47 of FAS 109. Specifically, reconcile from the statutory rates to the reported income tax as required by paragraph 47 of FAS 109 for all periods presented on the consolidated statement of operations. Additionally, disclose the components of net deferred tax assets or liabilities recognized in an enterprise’s statement of financial position as required by paragraph 43 of FAS 109, including the net change during the year in total valuation allowance.

Note 6	has been revised to include the disclosures noted on pages F-14 through 15 of Amendment No. 1.

Note 8 — Segment Information, page F-15

58.	Please tell us how you determined that the baby, toddler, and maternity product operations are one segment. Address each of the components of paragraph 10 of FAS 131. If you aggregate two or more operating segments into one reportable segment, tell us how you satisfied the aggregation criteria of paragraph 17 of FAS 131 and advise us of your basis for aggregation. See paragraph 26.a of SFAS 131.

The Company’s review of FAS 131, as suggested, continues to support its assessment that its business is comprised of only one segment. The Company’s website was designed for ease-of-use by visitors and customers, and is a reflection of the Company’s marketing strategy, rather than how the Company structures and manages its business. The Company adheres to a hierarchical structure throughout the website as follows:

•	“Stores” (example: baby, toddler, youth, etc.);

¡	Departments (example: bedding, car seats, strollers, etc.);

■	Categories (example: booster car seats, infant car seats, infant to toddler convertible car seats, etc.);

•	Product

FAS 131 paragraph 10 defines a component of an enterprise as an operating segment if all three factors are met (denoted as 10(a), 10(b) and 10(c)). Regarding 10(b), the Company’s chief operating decision maker does not review financial information that attempts to compare relative performance of BabyUniverse store designations and/or departments. Furthermore, the Company does not allocate resources based on stores, department and/or categories or the

Securities and Exchange Commission
June 15, 2005

performance or lack of performance by the stores, department and/or categories. In addition, the Company does not employ segment managers nor is any employee, under a different title, functioning as a segment manager. Regarding 10(c), the Company does not produce (nor has it ever) or have the ability to produce financial information relating to the stores (Baby, Toddler, Maternity). The Company designates appropriate products to be listed on up to three BabyUniverse stores in addition to the Baby store. Management is unable to track from which store a product was purchased. The Company believes that the characteristics of similarity, especially relating to the nature of products, the type or class of customer, and the method of distribution, listed under FAS 131 paragraph 17 (a.) through (e.) further support the position that BabyUniverse operates its business in only one definable segment, the online sales of baby-related products.

Recent Sales of Unregistered Securities, page II-2

59.	Please revise to clearly indicate the consideration received by you for each of the transactions listed. See Item 701(c) of Regulation S-K.

The disclosure has been revised to clearly describe the consideration received in each referenced transaction on page II-2 through 3 of Amendment No. 1.

60.	Please advise us the difference between the 535,699 options granted in fiscal 2002 with the options shown as being issued under Item 15.

The list of options granted in 2002 has been revised to ensure that it equals the 535,699 number set forth in the financial statement footnotes.

     The Company believes that the revisions contained in Amendment No. 1 and the responses provided above fully address the concerns outlined in the Staff’s comment letter. If the staff has any questions or additional comments, please call the undersigned.

Sincerely, AKERMAN SENTERFITT Bradley D. Houser

cc:	John C. Textor Christopher Owings Kurt Murao David Mittleman David Irving Donna DiSilvio